Accounts receivable, net (Details) - Schedule of movement in allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in allowance for doubtful accounts [Abstract]
Balance at beginning of the period	$ 3,350	$ 3,289	$ 495
Additions	1,273	67	2,785
Reversal	(26)	(22)
Exchange difference	(78)	16
Balance at end of the period	$ 4,519	$ 3,350	$ 3,289